Document and Entity Information	Nov. 05, 2020
Document and Entity Information [Abstract]
Document Type	8-K
Document Period End Date	Nov. 05, 2020
Entity File Number	001-36485
Entity Registrant Name	ARDELYX, INC.
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	26-1303944
Entity Address, Address Line One	34175 Ardenwood Blvd.
Entity Address, City or Town	Fremont
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94555
City Area Code	510
Local Phone Number	745-1700
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.0001
Trading Symbol	ARDX
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0001437402
Amendment Flag	false